Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table and supporting graphics provide information regarding the relationship between executive compensation actually paid (as defined by SEC rules) and the Company’s financial performance as required by Item 402(v) of Regulation
S-K.
For further information about how the Company aligns executive compensation with performance, see “Compensation Discussion and Analysis” in this Proxy Statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by the named executive officers (NEOs).

Year (a)	Summary Compensation Table Total for CEO ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) (h)	Operating Income before Amortization and Impairments ($ millions) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)
2025	3,989,759	9,776,895	4,550,733	3,948,261	216.22	73.22	303.3	279.3
2024	3,915,247	7,648,942	3,045,433	3,476,494	170.27	73.95	732.6	302.4
2023	1,781,256	4,259,793	2,684,386	2,909,823	134.79	69.00	211.7	218.5
2022	3,487,464	4,277,957	2,997,459	3,254,318	115.65	60.81	70.4	271.7
2021	2,272,461	7,665,501	2,438,194	2,712,613	119.25	50.54	353.3	168.2
Column (b).
Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Timothy J. O’Shaughnessy, for the respective years shown.
Column (c).
“Compensation actually paid” to the CEO in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the CEO during the applicable year. The adjustments in the table below were made to Mr. O’Shaughnessy’s total compensation for each year to determine the compensation actually paid in accordance with SEC rules:

	Mr. O’Shaughnessy
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table (SCT)	$3,989,759	$3,915,247	$1,781,256	$3,487,464	$2,272,461
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(61,284)	(51,487)	(34,382)	(22,908)	(19,561)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	32,909	23,816	18,178	17,528	16,048
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	—	—	—	—	—
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,259,684	73,393	(314,046)	(187,892)	757,186
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,555,827	3,687,973	2,808,787	983,765	4,639,367
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—	—	—
Compensation Actually Paid to CEO	$9,776,895	$7,648,942	$4,259,793	$4,277,957	$7,665,501
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.
Column (d).
The dollar amounts reported under Average Summary Compensation Total for non-CEO
NEOs represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual serving as the CEO for such year) in the “Total” column of the “Summary Compensation Table” for the respective years shown. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2021: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2022: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2023: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2024: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2025: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
Column (e).
Average “compensation actually paid” for the
non-CEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the non-CEO
NEOs during the applicable year. The adjustments in the table below were made to non-CEO
NEOs total compensation for each year to determine the compensation actually paid:

	Non-CEO NEO Averages
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table (SCT)	$4,550,733	$3,045,433	$2,684,386	$2,997,459	$2,438,194
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(1,810,775)	(110,246)	(383,147)	(5,709)	(53,904)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	286,188	297,190	165,774	221,244	219,571
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	(349,838)	—	(350,187)	(873,519)	(342,750)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	439,495	—	401,083	928,991	392,407
Plus: Fair value of equity compensation granted and vested in current year	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	91,383	64,499	1,210	688	2,363
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	741,075	179,618	390,704	(14,836)	56,732
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	$3,948,261	$3,476,494	$2,909,823	$3,254,318	$2,712,613
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments to the restricted stock fair values have been made using the stock price as of year end and as of each date of vesting. The grant date fair value of Mr. Maas’ restricted stock unit award was estimated using a Monte Carlo simulation. An adjustment to Mr. Maas’ restricted stock unit award has been made using a Monte Carlo simulation as of year end 2025, 2024, 2023 and 2022 using the stock price as of the measurement date and updated assumptions (i.e., volatility, dividend yield, risk free rate) as of the measurement date.
Column (f).
The Total Shareholder Return (TSR) reflects the value as of each measurement date (December 31, 2025, 2024, 2023, 2022, and 2021) of an initial investment of $100 on December 31, 2020 in the Company’s Class B Common Stock. For purposes of the TSR, it has been assumed that quarterly dividends were reinvested.
Column (g).
The Peer Group TSR reflects the value as of each measurement date (December 31, 2025, 2024, 2023, 2022, and 2021) of an initial investment of $100 on December 31, 2020 in a custom peer group index comprised of a composite group of education and television broadcasting companies weighted by market capitalization, which includes Covista Inc. (formerly Adtalem Global Education Inc.), Chegg, Inc., The E.W. Scripps Company, Grand Canyon Education Inc., Nexstar Media Group Inc., Gray Media, Inc., New Oriental Education & Technology Group Inc., Pearson plc and Tegna Inc. For purposes of the Peer Group TSR it has been assumed that dividends were reinvested on a quarterly basis.

Column (h).
Reflects “Net Income” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
Column (i).
The Company’s selected measure is “Operating Income before Amortization and Impairments” reported as Income (Loss) from Operations before Amortization of Intangible Assets and Impairment of Goodwill and Other Long-Lived Assets in Note 19. Business Segments of the Company’s Financial Statements included in the Annual Reports on Form
10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

Company Selected Measure Name	Operating Income before Amortization and Impairments
Named Executive Officers, Footnote	The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2021: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2022: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2023: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2024: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2025: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey

Peer Group Issuers, Footnote
Column (g).
The Peer Group TSR reflects the value as of each measurement date (December 31, 2025, 2024, 2023, 2022, and 2021) of an initial investment of $100 on December 31, 2020 in a custom peer group index comprised of a composite group of education and television broadcasting companies weighted by market capitalization, which includes Covista Inc. (formerly Adtalem Global Education Inc.), Chegg, Inc., The E.W. Scripps Company, Grand Canyon Education Inc., Nexstar Media Group Inc., Gray Media, Inc., New Oriental Education & Technology Group Inc., Pearson plc and Tegna Inc. For purposes of the Peer Group TSR it has been assumed that dividends were reinvested on a quarterly basis.

PEO Total Compensation Amount	$ 3,989,759	$ 3,915,247	$ 1,781,256	$ 3,487,464	$ 2,272,461
PEO Actually Paid Compensation Amount	$ 9,776,895	7,648,942	4,259,793	4,277,957	7,665,501
Adjustment To PEO Compensation, Footnote
Column (c).
“Compensation actually paid” to the CEO in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the CEO during the applicable year. The adjustments in the table below were made to Mr. O’Shaughnessy’s total compensation for each year to determine the compensation actually paid in accordance with SEC rules:

	Mr. O’Shaughnessy
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table (SCT)	$3,989,759	$3,915,247	$1,781,256	$3,487,464	$2,272,461
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(61,284)	(51,487)	(34,382)	(22,908)	(19,561)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	32,909	23,816	18,178	17,528	16,048
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	—	—	—	—	—
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,259,684	73,393	(314,046)	(187,892)	757,186
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,555,827	3,687,973	2,808,787	983,765	4,639,367
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—	—	—
Compensation Actually Paid to CEO	$9,776,895	$7,648,942	$4,259,793	$4,277,957	$7,665,501
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 4,550,733	3,045,433	2,684,386	2,997,459	2,438,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,948,261	3,476,494	2,909,823	3,254,318	2,712,613
Adjustment to Non-PEO NEO Compensation Footnote
Column (e).
Average “compensation actually paid” for the
non-CEO
NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the non-CEO
NEOs during the applicable year. The adjustments in the table below were made to non-CEO
NEOs total compensation for each year to determine the compensation actually paid:

	Non-CEO NEO Averages
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table (SCT)	$4,550,733	$3,045,433	$2,684,386	$2,997,459	$2,438,194
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(1,810,775)	(110,246)	(383,147)	(5,709)	(53,904)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	286,188	297,190	165,774	221,244	219,571
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	(349,838)	—	(350,187)	(873,519)	(342,750)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	439,495	—	401,083	928,991	392,407
Plus: Fair value of equity compensation granted and vested in current year	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	91,383	64,499	1,210	688	2,363
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	741,075	179,618	390,704	(14,836)	56,732
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	$3,948,261	$3,476,494	$2,909,823	$3,254,318	$2,712,613
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments to the restricted stock fair values have been made using the stock price as of year end and as of each date of vesting. The grant date fair value of Mr. Maas’ restricted stock unit award was estimated using a Monte Carlo simulation. An adjustment to Mr. Maas’ restricted stock unit award has been made using a Monte Carlo simulation as of year end 2025, 2024, 2023 and 2022 using the stock price as of the measurement date and updated assumptions (i.e., volatility, dividend yield, risk free rate) as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The graphical presentation below represents the cumulative total shareholder return (TSR) for the Company and custom peer group compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Compensation Actually Paid vs. Net Income	The graphical presentation below represents the Company’s net income compared to “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure
The graphical presentation below represents the Company’s operating income before amortization and impairments compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Total Shareholder Return Vs Peer Group
The graphical presentation below represents the cumulative total shareholder return (TSR) for the Company and custom peer group compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Tabular List, Table	Performance Measures Operating Income before Amortization and Impairments Diluted Earnings Per Share Adjusted Operating Cash Flow (non-GAAP measure) Compliance with Laws and Regulations (Kaplan)
Total Shareholder Return Amount	$ 216.22	170.27	134.79	115.65	119.25
Peer Group Total Shareholder Return Amount	73.22	73.95	69	60.81	50.54
Net Income (Loss)	$ 303,300,000	$ 732,600,000	$ 211,700,000	$ 70,400,000	$ 353,300,000
Company Selected Measure Amount	279,300,000	302,400,000	218,500,000	271,700,000	168,200,000
PEO Name	Timothy J. O’Shaughnessy
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income before Amortization and Impairments
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow (non-GAAP measure)
Measure:: 4
Pay vs Performance Disclosure
Name	Compliance with Laws and Regulations (Kaplan)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,555,827	3,687,973	2,808,787	983,765	4,639,367
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,259,684	73,393	(314,046)	(187,892)	757,186
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,284)	(51,487)	(34,382)	(22,908)	(19,561)
PEO | Plus: Pension value attributable to current year's service cost and any change in pension value attributable to plan amendments made in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,909	23,816	18,178	17,528	16,048
PEO | Less: Fair value of Stock and Option Awards reported in SCT during fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,495	0	401,083	928,991	392,407
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,075	179,618	390,704	(14,836)	56,732
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,383	64,499	1,210	688	2,363
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,810,775)	(110,246)	(383,147)	(5,709)	(53,904)
Non-PEO NEO | Plus: Pension value attributable to current year's service cost and any change in pension value attributable to plan amendments made in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,188	297,190	165,774	221,244	219,571
Non-PEO NEO | Less: Fair value of Stock and Option Awards reported in SCT during fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (349,838)	$ 0	$ (350,187)	$ (873,519)	$ (342,750)